schedule of key management personnel (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Basic salary	[1]	€ 757	€ 1,081	€ 1,453
Short-term employee benefits	[1]		109	303
Discretionary Bonus	[2]	869
Other long-term benefits				55
Share-based compensation		941	1,605	1,947
Total Key management personnel compensation		€ 2,567	€ 2,795	€ 3,758

[1]	This amount includes salaries accrued and not paid at the year end
[2]	This amount was largely granted due to the QIND board of directors’ determination that: (i) Mr. Backwell and other QIND managers’ salaries were significantly below market for their position in 2024, and Mr. Backwell received no salary from QIND during 2023 and previous years.